Consolidated Supplementary Insurance Information (Balance Sheet Items) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	$ 4,730	$ 3,746	$ 4,221
Future Policy Benefits and Other Policy-Related Balances	31,155	30,721	28,472
Policyholder account balances	33,453	36,976	42,075
Unearned Premiums	13	13	12
Unearned Revenue	158	160	258
Retail [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	4,698	3,738	4,080
Future Policy Benefits and Other Policy-Related Balances	10,345	9,355	7,915
Policyholder account balances	25,499	28,287	30,001
Unearned Premiums	9	9	7
Unearned Revenue	156	158	184
Corporate Benefit Funding [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	6	8	13
Future Policy Benefits and Other Policy-Related Balances	14,270	15,078	14,042
Policyholder account balances	7,952	8,688	8,375
Unearned Premiums	0	0	0
Unearned Revenue	2	2	2
Corporate & Other [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	26	0	128
Future Policy Benefits and Other Policy-Related Balances	6,540	6,288	6,515
Policyholder account balances	2	1	3,699
Unearned Premiums	4	4	5
Unearned Revenue	$ 0	$ 0	$ 72